Convertible Notes	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes

12. Convertible notes

On February 3, 2015, the Company issued an aggregate principal amount of US$80 million (RMB550 million as of December 31, 2018) of convertible notes (“Notes”) through private placement to Greenwoods Asset Management, Hillhouse Capital Management and Keywise Capital Management. The Notes bear interest at a rate of 3.5% per annum from the issuance date through maturity on February 3, 2020 (the “maturity date”), and is payable semiannually in arrears on February 3 and August 3 of each year, beginning on August 3, 2015. The Notes will be convertible, at the holders’ option, into the Company’s ADSs, two of which represent one ordinary share of the Company, at a conversion price of US$23.03 (RMB158.34 as of December 31, 2018) per ADS, representing an initial conversion rate of 43.4216 ADSs per US$1,000 principal amount of the Notes, subject to customary adjustments. The conversion feature requires physical settlement, and can only be exercised when the portion to be converted is at least US$10 million or a lesser amount then held by the holder. The holders will have the right, at the holders’ option, to require the Company to repurchase for cash on February 3, 2018 or on the maturity date, or upon a fundamental change or default, all of the Notes at a repurchase price that is equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date. Events of default include failure to pay principal or interest, breach of conversion obligation, suspension from trading or failure of ADSs to be listed, bankruptcy, etc. Debt issuance costs of nil is recorded as a direct deduction from the face amount of convertible notes.

The Company recorded the Notes as a liability in their entirety, and neither conversion feature nor any other feature is required to be bifurcated and accounted for separately. In addition, as the effective conversion price is greater than the fair value of underlying ADS, there was no beneficial conversion feature to be recognized. US$5 million and US$53.91 million of the Notes have been converted to 217,108 ADS (represents 108,554 ordinary shares) and 2,340,860 ADS (represents 1,170,430 ordinary shares) at the contractual conversion price of US$23.03 per ADS during the years ended December 31, 2017 and 2018, respectively.